Summarized financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2021 INR (₨)
Current Assets
Cash and cash equivalents		$ 20,902			₨ 800,282	₨ 1,741,950	$ 6,043	₨ 503,601	₨ 1,711,589
Other current financial assets		1,619				134,930		68,997
Non-current liabilities
Employee benefits		(670)				(55,850)		(40,747)
Current liabilities
Borrowings						(638,192)		(2,352,652)
Trade and other payables						(2,608,087)		(2,176,353)
Employee benefits		(496)				(41,307)		(56,020)
Equity		(93,115)			(892,241)	(7,760,272)		(719,319)	₨ (1,163,075)
Finance cost		(3,444)	₨ (286,998)	₨ (326,399)	(100,453)
Loss before taxes		(3,953)	(329,331)	(241,380)	(465,556)
Income tax expense		(446)	(37,174)	(46,788)	(16,906)
Loss for the year		(4,399)	(366,505)	(288,168)	(482,462)
Group’s share of loss for the year					41,616
Adventure and Nature Network Pvt. Ltd. [member]
Current Assets
Cash and cash equivalents						1,582		592
Other current financial assets						1,818		1,289
Non-current liabilities
Employee benefits						(246)		(157)
Current liabilities
Borrowings						(63,500)		(58,700)
Trade and other payables						(12,474)		(10,625)
Employee benefits						(197)		(297)
Other non-financial liability						(35,163)		(34,508)
Equity						(108,180)		(102,406)
Group’s carrying amount of the investment (50%)						(54,090)		(51,203)
True-up of carrying value to group share loss	[1]					54,090		51,203
Net carrying amount of investment
Revenue			3,417	7,554	4,999
Other operating expenses, including depreciation INR Nil (March 31, 2023: INR Nil and March 31, 2022: INR 86)			(8,506)	(5,931)	(7,656)
Finance cost			(600)	(9,230)	(8,911)
Loss before taxes			(5,689)	(7,607)	(11,568)
Income tax expense
Loss for the year			(5,689)	(7,607)	(11,568)
Group’s share of loss for the year	[1]		₨ (2,845)	₨ (3,803)	₨ (5,784)

[1]	Upto March 31, 2024, the Group had advanced INR 57,200